UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM FOR SUBMISSION OF ELECTRONIC EXHIBITS FOR

ASSET-BACKED SECURITIES

Commission File Number of the issuing entity:  333-205778-05

Central Index Key Number of the issuing entity:  0001694919

Toyota Auto Receivables 2017-A Owner Trust

(Exact name of issuing entity as specified in its charter)

Commission File Number of the depositor:  333-205778

Central Index Key Number the depositor:  0001131131

Toyota Auto Finance Receivables LLC

(Exact name of depositor as specified in its charter)

Central Index Key Number of sponsor (if applicable): 0000834071

Toyota Motor Credit Corporation

(Exact name of sponsor as specified in its charter)

Katherine Adkins, Esq., (310) 468-3401

(Name and telephone number, including area code, of the person to contact in connection with this filing)

INFORMATION TO BE INCLUDED WITH THIS FORM

Item 1.	File an Asset Data File in accordance with Exhibit 601(b)(102) (17 CFR 229.601(b)(102)).
Item 2.	File an Asset Related Document in accordance with Exhibit 601(b)(103) (17 CFR 229.601(b)(103)).

SIGNATURES

The depositor has duly caused this Form to be signed on its behalf by the undersigned hereunto duly authorized.

Date: February 27, 2017

TOYOTA AUTO FINANCE RECEIVABLES LLC
(Depositor)
By: /s/ Cindy Wang
Name: Cindy Wang
Title: Secretary